PEAR TREE FUNDS

Supplement

To

Prospectus dated August 1, 2024

Statement of Additional Information dated August 1, 2024

PEAR TREE POLARIS SMALL CAP FUND

Ordinary Shares (Ticker Symbol: USBNX)

Institutional Shares (Ticker Symbol: QBNAX)

R6 Shares (Ticker Symbol: QBNRX)

PEAR TREE QUALITY FUND

Ordinary Shares (Ticker Symbol: USBOX)

Institutional Shares (Ticker Symbol: QGIAX)

R6 Shares: (Ticker Symbol: QGIRX)

PEAR TREE ESSEX ENVIRONMENTAL OPPORTUNITIES FUND

Ordinary Shares (Ticker Symbol: EEOFX)

Institutional Shares (Ticker Symbol: GEOSX)

R6 Shares (Ticker Symbol: GEORX)

PEAR TREE POLARIS FOREIGN VALUE FUND

Ordinary Shares (Ticker Symbol: QFVOX)

Institutional Shares (Ticker Symbol: QFVIX)

R6 Shares: (Ticker Symbol: QFVRX)

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

Ordinary Shares (Ticker Symbol: QUSOX)

Institutional Shares (Ticker Symbol: QUSIX)

R6 Shares: (Ticker Symbol: QUSRX)

PEAR TREE POLARIS INTERNATIONAL OPPORTUNITIES FUND

Ordinary Shares (Ticker Symbol: QISOX)

Institutional Shares (Ticker Symbol: QISIX)

R6 Shares: (Ticker Symbol: QISRX)

Supplement dated February 19, 2025 to each of the current Prospectus and Statement of Additional Information of Pear Tree Funds (the “Trust”), as each have been amended and supplemented from time to time.

This Supplement amends each of the Trust’s current Prospectus and Statement of Additional Information relating to Pear Tree Polaris Small Cap Fund, Pear Tree Quality Fund (“Quality Fund”), Pear Tree Essex Environmental Opportunities Fund (“Environmental Opportunities Fund”), Pear Tree Polaris Foreign Value Fund, Pear Tree Polaris Foreign Value Small Cap Fund and Pear Tree Polaris International Opportunities Fund (collectively, the “Funds”).

Effective February 19, 2025, all Funds other than Quality Fund will be managed as “diversified companies” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”). Quality Fund will remain a non-diversified company. Environmental Opportunities Fund had been a diversified company prior to the date of this Supplement.

For purposes of the 1940 Act, a Fund that is a diversified company meets the following requirements:

•	At least 75 percent of the value of the Fund’s total assets is represented by (i) cash and cash items, (ii) Government securities, (iii) securities of other investment companies, and (iv) other securities, and
•	Such other securities are limited in respect of any one issuer to (i) an amount not greater than 5 percent of the total assets of the Fund, and (ii) not more than 10 percent of the outstanding voting securities of the issuer.

A non-diversified company is defined for purposes of the 1940 Act as an investment company that is not a diversified company.

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The rest of the Prospectus and Statement of Additional Information remain unchanged.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE